Consolidated Investment Entities - Fair Value Measurement (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Assets, Fair Value, beginning balance	$ 2,931.2	$ 2,860.3	$ 2,860.3	$ 2,255.3
Deconsolidation				(27.1)
Purchases	268.8	399.8	389.8	1,630.8
Sales	(262.3)	(249.1)	(601.1)	(1,459.5)
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	50.0	295.6	282.2	460.8
Assets, Fair Value, ending balance	2,987.7	3,306.6	2,931.2	2,860.3
Liabilities, Fair Value, beginning balance	(3,829.4)	(2,057.1)	(2,057.1)	(1,627.6)
Purchases	(1,081.2)	(362.0)	(1,603.6)	(404.0)
Sales	68.6	1.5	4.4	1.0
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	(39.3)	(112.2)	(173.1)	(26.5)
Liabilities, Fair Value, ending balance	(4,881.3)	(2,529.8)	(3,829.4)	(2,057.1)
Consolidated investment entities | VOEs | Limited partnerships/corporations | Measured at fair value on a recurring basis | Level 3
Variable Interest Entity [Line Items]
Assets, Fair Value, beginning balance	2,931.2	2,860.3	2,860.3	2,255.3
Deconsolidation				(27.1)
Purchases	268.8	399.8	389.8	1,630.8
Sales	(262.3)	(249.1)	(601.1)	(1,459.5)
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	50.0	295.6	282.2	460.8
Assets, Fair Value, ending balance	2,987.7	3,306.6	2,931.2	2,860.3
Consolidated investment entities | VIEs | Collateralized Debt Obligations | Measured at fair value on a recurring basis | Level 3
Variable Interest Entity [Line Items]
Liabilities, Fair Value, beginning balance	(3,829.4)	(2,057.1)	(2,057.1)	(1,627.6)
Deconsolidation				0
Purchases	(1,081.2)	(362.0)	(1,603.6)	(404.0)
Sales	68.6	1.5	4.4	1.0
Gains (Losses) Included in the Condensed Consolidated Statement of Operations	(39.3)	(112.2)	(173.1)	(26.5)
Liabilities, Fair Value, ending balance	$ (4,881.3)	$ (2,529.8)	$ (3,829.4)	$ (2,057.1)